Unaudited Consolidated Statement of Changes in Total Equity (USD $) In Thousands	Total	General Partner [Member]	Common Stock [Member] Limited Partners [Member]	Total Equity Partners' Equity Accumulated Other Comprehensive (Loss) Income [Member]	Total Equity Non-controlling Interest [Member]
Beginning balance at Dec. 31, 2013	$ 1,443,784	$ 52,526	$ 1,338,133	$ 131	$ 52,994
Beginning balance, units at Dec. 31, 2013			74,196
Net income	91,008	14,683	67,212		9,113
Other comprehensive loss	(1,282)			(1,282)
Cash distributions	(117,803)	(15,134)	(102,669)
Dividends paid to non-controlling interest	(21,659)				(21,659)
Equity based compensation (note 13)	1,388	28	1,360
Equity based compensation (note 13), units			17
Ending balance at Jun. 30, 2014	$ 1,395,436	$ 52,103	$ 1,304,036	$ (1,151)	$ 40,448
Ending balance, units at Jun. 30, 2014			74,213